Fair Value - Additional Information (Detail) (Revolving Credit Facility [Member])	6 Months Ended
Jun. 30, 2013
Revolving Credit Facility [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Debt instrument variable interest rate, description	30 day LIBOR
Debt instrument variable interest rate	2.75%